Subsidiaries	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Subsidiaries
14.
SUBSIDIARIES
a.
Information on subsidiaries with material noncontrolling interests

The table below shows details of less than wholly owned subsidiaries of the Company that have material noncontrolling interests:

	Place of Incorporation	Proportion of Ownership Interests and Voting Rights Held by Noncontrolling Interests
	and Principal	December 31
Subsidiaries	Place of Business	2022	2023
SENAO	Taiwan	72%	72%
CHPT	Taiwan	66%	66%

	Profit Allocated to Noncontrolling Interests			Accumulated Noncontrolling Interests
	Year Ended December 31			December 31
	2021	2022	2023	2022	2023
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
SENAO	$421	$462	$510	$4,454	$4,533
CHPT	$588	$496	$15	5,235	4,994
Individually immaterial subsidiaries with noncontrolling interests				2,719	2,905
				$12,408	$12,432

Summarized financial information in respect of SENAO and its subsidiaries that has material noncontrolling interests is set out below. The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Current assets	$7,249	$6,540
Noncurrent assets	$3,053	$3,141
Current liabilities	$3,714	$2,982
Noncurrent liabilities	$460	$459
Equity attributable to the parent	$1,674	$1,707
Equity attributable to noncontrolling interests	$4,454	$4,533

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$31,302	$31,602	$31,675
Costs and expenses	30,715	30,958	30,964
Profit for the year	$587	$644	$711

Profit attributable to the parent	$166	$182	$201
Profit attributable to noncontrolling interests	421	462	510
Profit for the year	$587	$644	$711

Other comprehensive income (loss) attributable to the parent	$2	$11	$(9)
Other comprehensive income (loss) attributable to noncontrolling interests	5	26	(23)
Other comprehensive income (loss) for the year	$7	$37	$(32)

Total comprehensive income attributable to the parent	$168	$192	$192
Total comprehensive income attributable to noncontrolling interests	426	488	487
Total comprehensive income for the year	$594	$680	$679

Net cash flow from operating activities	$654	$(329)	$1,146
Net cash flow from investing activities	215	36	36
Net cash flow from financing activities	(690)	(826)	(873)
Effect of exchange rate changes on cash and cash equivalents	—	1	—
Net cash inflow (outflow)	$179	$(1,118)	$309

Dividends paid to noncontrolling interests	$278	$371	$408

Summarized financial information in respect of CHPT and its subsidiaries that has material noncontrolling interests is set out below. The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Current assets	$4,406	$3,773
Noncurrent assets	$4,631	$4,499
Current liabilities	$1,087	$677
Noncurrent liabilities	$26	$23
Equity attributable to CHI	$2,689	$2,578
Equity attributable to noncontrolling interests	$5,235	$4,994

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$4,254	$4,434	$2,941
Costs and expenses	3,360	3,673	2,905
Profit for the year	$894	$761	$36

Profit attributable to CHI	$306	$265	$21
Profit attributable to noncontrolling interests	588	496	15
Profit for the year	$894	$761	$36

Other comprehensive income (loss) attributable to CHI	$(1)	$5	$(1)
Other comprehensive income (loss) attributable to noncontrolling interests	(2)	7	(2)
Other comprehensive income (loss) for the year	$(3)	$12	$(3)

Total comprehensive income attributable to CHI	$305	$270	$20
Total comprehensive income attributable to noncontrolling interests	586	503	13
Total comprehensive income for the year	$891	$773	$33

Net cash flow from operating activities	$1,090	$1,401	$325
Net cash flow from investing activities	(519)	(1,011)	(244)
Net cash flow from financing activities	(414)	(388)	(409)
Effect of exchange rate changes on cash and cash equivalents	(1)	8	(2)
Net cash inflow (outflow)	$156	$10	$(330)

Dividends paid to noncontrolling interests	$259	$293	$253

b.
Equity transactions with noncontrolling interests

IISI purchased shares of UTC in August 2023. Therefore, the Company’s ownership interest in UTC increased.

CHIEF issued new shares in March 2021, December 2021, March 2022, December 2022, and December 2023, as its employees exercised options. Therefore, the Company’s ownership interest in CHIEF decreased to 58.67% and 58.63% as of December 31, 2022 and 2023, respectively. See Note 34(a) for details.

CHTSC issued new shares in February 2021, February 2022, May 2022, Feb 2023 and May 2023 as its employees exercised options. Therefore, the Company’s ownership interest in CHTSC decreased to 73.09% and 69.28% as of December 31, 2022 and 2023. See Note 34(b) for details.

IISI issued new shares in January 2021 as its employees exercised options. Therefore, the Company’s ownership interest in IISI decreased to 51.02%. See Note 34(c) for details.

CLPT issued new shares in May 2023 as its employees exercised options. Therefore, the Company’s ownership interest in CLPT decreased to 74.56%. See Note 34(d) for details.

Chunghwa did not participate in the capital increase of CHST in November 2022. Therefore, the Company’s ownership interest in CHST decreased.

The above transactions were accounted for as equity transactions since the Company did not cease to have control over these subsidiaries.

The detailed information of the equity transactions for the years ended December 31, 2021, 2022 and 2023 was as follows:

	Year Ended December 31, 2021
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	IISI Share-Based Payment
	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$29	$21	$4
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(17)	(19)	(1)
Differences arising from equity transactions	$12	$2	$3

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$12	$2	$3

	Year Ended December 31, 2022
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	Chunghwa Not Proportionately Participating in the Capital Increase of CHST
	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$39	$35	$15
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(17)	(30)	(10)
Differences arising from equity transactions	$22	$5	$5

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$22	$5	$5

	Year Ended December 31, 2023
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	CLPT Share-Based Payment	Purchasing UTC shares
	NT$	NT$	NT$	NT$
	(In Millions)
Cash consideration received from (paid to) noncontrolling interests	$8	$15	$1	$—
The proportionate share of the carrying amount of the net assets of the subsidiary transferred from (to) noncontrolling interests	(2)	(13)	(1)	—
Differences arising from equity transactions	$6	$2	$—	$—

Line items for equity transaction adjustments
Additional paid-in capital - arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	$—	$—	$—	$—
Additional paid-in capital - arising from changes in equities of subsidiaries	$6	$2	$—	$—

Note: The proceeds from the new shares issued in February 2023 by CHTSC has been received in advance in December 2022.